Income tax	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income tax
7. Income tax

All figures in £ millions	Notes	2022	2021 1	2020 1

Current tax

Charge in respect of current year		(127)	(103)	(18)

Adjustments in respect of prior years		18	(12)	4

Total current tax charge		(109)	(115)	(14)

Deferred tax

In respect of temporary differences		29	103	(34)

Other adjustments in respect of prior years		1	13	(2)

Total deferred tax credit/(charge)	13	30	116	(36)

Total tax (charge)/credit		(79)	1	(50)

1.	Comparative balances have been restated – see Note 1b.
The adjustments in respect of prior years in 2022 is primarily due to movements in provisions for tax uncertainties, whilst in 2021 and 2020 the differences primarily arise from revising the previous year’s reported tax provision to reflect the tax returns subsequently filed. This results in a change between deferred and current tax as well as an absolute benefit to the total tax charge. The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2022	2021	2020

Profit before tax	323	177	380

Tax calculated at UK rate (2022: 19%; 2021: 19%; 2020: 19%)	(62)	(34)	(72)

Effect of overseas tax rates	(12)	(24)	(7)

Effect of UK rate change	3	25	(5)

Joint venture and associate income reported net of tax	–	–	1

Intra-group financing benefit	–	7	14

Net expense not subject to tax	(9)	(9)	(7)

Gains and losses on sale of businesses not subject to tax	2	4	21

Unrecognised tax losses	3	9	(21)

Benefit from changes in local tax law	–	11	–

Benefit from US accounting method changes	–	11	–

Movement in provisions for tax uncertainties - current year	(23)	–	24

Adjustments in respect of prior years - movement in provisions for tax uncertainties	13	–	–

Adjustments in respect of prior years - other	6	1	2

Total tax (charge)/credit	(79)	1	(50)

UK	(41)	27	23

Overseas	(38)	(26)	(73)

Total tax (charge)/credit	(79)	1	(50)

Tax rate reflected in earnings	24.5%	(0.6)%	13.2%

1.	Comparative balances have been restated – see Note 1b.

Key judgements

The application of tax legislation in relation to provisions for uncertain tax positions.

Key areas of estimation

The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations.

Included in net expense not subject to tax are foreign taxes not creditable, the tax impact of share-based payments and other expenses not deductible.
Factors which may affect future tax charges include changes in tax legislation, transfer pricing regulations, the level and mix of profitability in different countries, and settlements with tax authorities.
The movement in provisions for tax uncertainties primarily reflects releases due to the expiry of relevant statutes of limitation, settlement of certain audits and the establishment of provisions for new uncertain tax positions, primarily the potential State Aid exposure offset against the release of US provisions following the expiry of the statute of limitations for certain periods. The current tax liability of £43m (2021: £125m; 2020: £84m) includes £28m (2021: £104m; 2020: £104m) of provisions for tax uncertainties principally in respect of several matters in the US and the UK.
The Group is currently under audit in several countries, and the timing of any resolution of these audits is uncertain. In most countries, tax years up to and including 2017 are now statute barred from examination by tax authorities, however, a balance of £3m relates to certain remaining open issues. Of the remaining £25m balance, £1m relates to 2018, £14m to 2019, £5m to 2020, £3m to 2021 and £2m to 2022. The tax authorities may take a different view from management and the final liability may be greater than provided.
The matters provided for include a provision of £63m related to the potential State Aid exposure and the potential disallowance of intra-group charges. In relation to the potential State Aid exposure, a payment has been made in relation to the maximum potential exposure with the p ro
vision of £63m offset against this resulting in a £41m
non-current
tax debtor.
Contingent liabilities relating to tax are disclosed in note 34.
The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2022	2021	2020

Net exchange differences on translation of foreign operations	4	10	(13)

Fair value gain on other financial assets	1	(1)	–

Remeasurement of retirement benefit obligations	(12)	(61)	2

	(7)	(52)	(11)

1.	Comparative balances have been restated – see Note 1b.